Debt (Interest Rates on Outstanding Borrowings Under Term Loans) (Details) (USD $) In Thousands, unless otherwise specified													12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 U.S. Term Loans	Dec. 31, 2013 U.S. Term Loans Loans payable	Dec. 31, 2012 U.S. Term Loans Loans payable	Nov. 14, 2011 U.S. Term Loans Loans payable	Dec. 31, 2012 U.S. Term Loans Swapped to Fixed Rate through January 2014		Jan. 17, 2012 U.S. Term Loans Swapped to Fixed Rate through January 2014	Dec. 31, 2012 U.S. Term Loans Swapped to Fixed Rate through March 2014		Mar. 19, 2012 U.S. Term Loans Swapped to Fixed Rate through March 2014	Dec. 31, 2012 U.S. Term Loans Floating Rate
Debt Instrument [Line Items]
Long-term debt	$ 7,586,461	$ 5,431,948	$ 1,156,250	$ 0	$ 1,156,250	$ 1,250,000	$ 500,000	[1]	$ 500,000	$ 350,000	[1]	$ 350,000	$ 306,250
Description of variable rate basis													LIBOR + 1.75%
Debt instrument, interest rate at period end							2.35%	[1]		2.20%	[1]		1.96%
Derivative, fixed interest rate									0.60%			0.45%
Debt instrument, basis spread on variable rate													1.75%

[1]	Effective January 2012, $500 million of the U.S. Term Loans had been swapped to a fixed rate of 0.60% plus the specified spread under the Senior Credit Agreement through January 2014. Effective March 2012, an additional $350 million of the U.S. Term Loans had been swapped to a fixed rate of 0.45% plus the specified spread under the Senior Credit Agreement through March 2014. As of December 31, 2012, the specified spread under the Senior Credit Agreement was 175 basis points. These swaps were designated as cash flow hedges of the variability in interest expense related to our variable rate debt.